SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2024
Share Capital, Reserves And Other Equity Interest [Abstract]
Disclosure of classes of share capital
Common Share Capital

($ millions, except as noted)	Number of Common Shares (millions)	Common Share Capital
Balance at December 31, 2022	550	15,793
Share-based payment transactions(1)	—	6
Repurchased	(1)	(34)
Balance at December 31, 2023	549	15,765
Issued in connection with subscription receipts conversion, net of issue costs	30	1,230
Share-based payment transactions(1)	2	13
Balance at December 31, 2024	581	17,008
(1)    Exercised options are settled by issuing the net number of common shares equivalent to the gain upon exercise.
Preferred Share Capital

($ millions, except as noted)	Number of Preferred Shares (millions)	Preferred Share Capital
Balance at December 31, 2022	93	2,208
Part VI.1 tax	—	(9)
Balance at December 31, 2023	93	2,199
Class A, Series 22 Preferred shares reclassification	—	(26)
Part VI.1 tax	—	(9)
Balance at December 31, 2024	93	2,164

Disclosure of dividends
The following dividends were declared and paid by Pembina:

For the years ended December 31
($ millions)	2024	2023
Common shares
$2.74 per common share (2023: $2.66)	1,569	1,459
Class A preferred shares
$1.63 per Series 1 Class A Preferred Share (2023: $1.23)	16	12
$1.41 per Series 3 Class A Preferred Share (2023: $1.12)	8	7
$1.42 per Series 5 Class A Preferred Share (2023: $1.14)	14	11
$1.10 per Series 7 Class A Preferred Share (2023: $1.10)	11	11
$1.08 per Series 9 Class A Preferred Share (2023: $1.08)	10	10
$1.54 per Series 15 Class A Preferred Share (2023: $1.54)	12	12
$1.54 per Series 17 Class A Preferred Share (2023: $1.21)	9	7
$1.17 per Series 19 Class A Preferred Share (2023: $1.17)	9	9
$1.58 per Series 21 Class A Preferred Share (2023: $1.49)	24	23
$2.04 per Series 22 Class A Preferred Share (2023: $1.49)	3	2
$1.62 per Series 25 Class A Preferred Share (2023: $1.54)	16	16
	132	120
Pembina's Board of Directors also declared quarterly dividends for Pembina's Class A preferred shares on January 8, 2025 as outlined in the following table:

Series	Record Date	Payable Date	Per Share Amount	Dividend Amount ($ millions)
Series 1	February 3, 2025	March 3, 2025	$0.407813	4
Series 3	February 3, 2025	March 3, 2025	$0.376188	2
Series 5	February 3, 2025	March 3, 2025	$0.425875	4
Series 7	February 3, 2025	March 3, 2025	$0.372063	4
Series 9	February 3, 2025	March 3, 2025	$0.268875	2
Series 15	March 17, 2025	March 31, 2025	$0.385250	3
Series 17	March 17, 2025	March 31, 2025	$0.412813	2
Series 19	March 17, 2025	March 31, 2025	$0.292750	2
Series 21	February 3, 2025	March 3, 2025	$0.393875	6
Series 25	January 31, 2025	February 17, 2025	$0.405063	4